Other current liabilities (Tables)	12 Months Ended
Dec. 31, 2013
Payables and Accruals [Abstract]
Other current liabilities
Other current liabilities are comprised of the following:

(In US$ millions)	December 31, 2013	December 31, 2012
Taxes payable	332	322
Employee withheld taxes, social security and vacation payment	105	83
Intangible liabilities - unfavorable contracts (1)	109	—
Accrued interest expense	70	54
Liabilities relating to investment in shares (2)	198	5
Deferred mobilization revenue	192	96
Derivative financial instruments (3)	145	397
Accrued expenses	458	341
Construction obligation (4)	483	—
Other current liabilities	22	40
Total other current liabilities	2,114	1,338

(1) Intangible liabilities represent the estimated fair values of acquired unfavorable drilling contracts. See Notes 12 and 21 to the consolidated financial statements included herein.
(2) Liabilities relating to investment in shares primarily represents amounts owed in respect of the Company's share forward purchase contracts for Sevan Drilling. See Note 12 to the consolidated financial statements included herein.
(3) Derivative financial instruments consist of unrealized losses on various types of derivatives.
(4) The construction obligation has been recognized upon the acquisition of Sevan Drilling. See Note 12 to the consolidated financial statements included herein.